UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2020
Date of reporting period: June 30, 2020

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis FUNDS

(part of Davis Series, Inc.)

June 30, 2020

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with financial intermediary.

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Form N-MFP
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters [excluding Davis Government Money Market Fund]). Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Forms N-CSR (Annual and Semi-Annual Reports), N-PORT Part F, and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings (other than Davis Government Bond Fund and Davis Government Money Market Fund) is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 3, 2020

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview
Davis Opportunity Fund underperformed the Standard & Poor’s 1500® Index (“S&P 1500®”) for the six-month period ended June 30, 2020 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of (9.26)%, versus a (4.08)% return for the S&P 1500®. Only two sectors1 within the S&P 1500® reported positive returns. The strongest performance was from Information Technology (up 14%) and Consumer Discretionary (up 5%). The other strongest, but still negative, performing sector was Communication Services (down less than 1%). The sectors that reported the weakest performance were Energy (down 36%), Financials (down 22%), and Industrials (down 15%).
Detractors from Performance
The Fund’s Financial sector holdings were a significant detractor2 from performance on both an absolute basis and relative to the S&P 1500®. The Fund’s weaker stock selection in this sector hindered its performance (down 33%, versus down 22%). Wells Fargo3 (down 51%) was the leading detractor during the period. Capital One Financial (down 39%) and Berkshire Hathaway (down 21%) were also among the top detractors.
The Information Technology sector hindered the Fund’s relative performance as a result of both its stock selection (up 1%, versus up 14%) as well as its significant underweight position in the top performing sector (13% average weighting, compared with 23% for the S&P 1500®).
Although the Fund’s position in Energy holdings was only an average weighting of 4% during the period, this position continued to weigh heavily on Fund performance. The Fund completely liquidated its position in Energy securities as of the end of the period. Altus Midstream (down 76%), Magnolia Oil & Gas (down 60%), Apache (down 52%), and Seven Generations Energy (down 78%) were all among the top detractors.
Raytheon Technologies (down 29%), an Industrials holding formed from the United Technologies and Raytheon merger in April 2020, was an additional detractor from performance due to the pre-merger performance of top ten holding, United Technologies. Didi Chuxing (down 23%) and Grab Holdings (down 10%), additional Industrial holdings, were also among the top detractors.
The Fund ended the period with approximately 19% of net assets in foreign securities. These foreign holdings (down 13%) underperformed the domestic holdings (down 10%).
Contributors to Performance
The Fund benefited from its Consumer Discretionary holdings, which were up 14%, compared to up only 5% for the S&P 1500®. Amazon (up 49%) represented 5.62% of net assets at the end of the period and was the top contributor to performance.
The Fund had an average weighting of 6% of net assets in repurchase agreements during the period. Given the down market, the Fund’s repurchase agreements position was the leading contributor to performance relative to the S&P 1500®.
The Fund’s Communication Services holdings were a top contributor to performance largely on account of the Fund’s position in Alphabet (up 6%), which is the parent company of Google. Alphabet was the second largest holding at the end of the period, representing 6.21% of net assets.
Carrier Global (up 32%), an Industrials holding spun off from the aforementioned United Technologies at time of the merger, was a strong performer. Schneider Electric (up 12%) and Owens Corning (down 14%), additional Industrial holdings, were among the top performers. While Owens Corning was down during the period, the Fund benefited on account of some timely purchases in March and subsequent performance of those shares. The Fund more than doubled the number of shares held from the beginning of the period to the end.
Quest Diagnostics (up 8%), a Health Care holding, ended the period as the largest holding with 7.65% of net assets. Another contributor from the Health Care sector was Cigna (down 8%). Similar to Owens Corning, while Cigna was down during the period the Fund benefited from some opportune purchases. The Fund almost doubled the number of shares held in this holding.
Microsoft (up 30%), Cabot Oil & Gas (up 20%), and VMware (up 46%) were also notable contributors. The Fund no longer owns Cabot Oil & Gas.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, headline risk, large-capitalization companies risk, mid- and small-capitalization companies risk, manager risk, depositary receipts risk, emerging markets risk, fees and expenses risk, and foreign currency risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Standard & Poor’s 1500® Index over 10 years for an investment made on June 30, 2010

$40,000
$30,000
$20,000
$10,000
$0
S&P 1500®
DOF-A*
S&P 1500®
$36,284
DOF-A*
$28,948
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	1.32%	6.89%	11.75%	9.97%	12/01/94	0.94%	0.94%
Class A - with sales charge	(3.49)%	5.86%	11.20%	9.76%	12/01/94	0.94%	0.94%
Class C**	(0.46)%	6.04%	10.86%	6.88%	08/15/97	1.76%	1.76%
Class Y	1.55%	7.14%	12.02%	7.30%	09/18/97	0.70%	0.70%
S&P 1500® Index***	6.08%	10.18%	13.74%	9.98%

The Standard & Poor’s 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Davis Opportunity Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund underperformed the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (“Bloomberg Index”) for the six-month period ended June 30, 2020 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 1.91%, versus a 2.99% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. The Fund largely invests in mortgage-backed securities. Compared to the Index, the Fund’s position in cash was a detractor (average weighting of 13%). The Fund continued to maintain a shorter weighted average maturity than the Index by 0.20 years at 1.77 years.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: U.S. government securities risk, repurchase agreement risk, credit risk, changes in debt rating risk, fees and expenses risk, inflation risk, interest rate risk, extension and prepayment risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Bloomberg Barclays U.S. Government 1-3 Year Bond Index
over 10 years for an investment made on June 30, 2010

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Bloomberg Index
DGBF-A*
Bloomberg Index
$11,443
DGBF-A*
$10,347
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	2.77%	1.05%	0.83%	3.03%	12/01/94	1.12%	1.05%
Class A - with sales charge	(2.11)%	0.08%	0.34%	2.84%	12/01/94	1.12%	1.05%
Class C**	0.82%	0.24%	0.00%^	2.20%	08/19/97	2.49%	1.80%
Class Y	3.02%	1.32%	1.12%	2.55%	09/01/98	0.97%	0.80%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index***	4.12%	1.86%	1.36%	3.67%

The Bloomberg Barclays U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
^Less than 0.005%.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview
Davis Financial Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2020 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of (27.74)%, versus a return of (3.08)% for the S&P 500®. Only two sectors1 in the S&P 500® reported positive performance during the period; Information Technology (up 16%) and Consumer Discretionary (up 7%). The other strongest, but still negative, performing sector was Communication Services (down less than 1%). The sectors that reported the weakest performance were Energy (down 35%), Financials (down 21%), and Industrials (down 15%). It was a very difficult time for the Financials sector, as each of the five industries saw negative performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance).

Detractors from Performance
In total, the Fund’s Financial holdings underperformed those of the S&P 500® (down 28%, versus down 21% for the S&P 500®). In this down market, each industry group in the Financials sector produced negative returns for the Fund.

The Fund’s Bank securities were the most significant detractor2 from absolute performance. Wells Fargo3 (down 51%), U.S. Bancorp (down 36%), JPMorgan Chase (down 31%), Bank of America (down 32%), and DNB ASA (down 29%) were all among the top detractors for the period. With the exception of DNB ASA, each of the other detractors listed above were among the top ten holdings for the Fund at the end of the period. Together, the four securities represented 24.62% of net assets.

Compared to the S&P 500®, the Fund was negatively impacted from its position in Capital Markets securities. The Fund had a significant position in the Capital Markets industry (19% average weighting) and the Fund’s holdings in this industry underperformed those of the S&P 500® (down 20%, compared to down 4%). Bank of New York Mellon (down 22%) was a top detractor.

The Fund’s two Consumer Finance holdings weighed on performance. Capital One Financial (down 39%) and American Express (down 23%) were both among the top detractors. Capital One Financial was the largest holding at the end of the period, representing 7.88% of net assets.

Berkshire Hathaway (down 21%), a Diversified Financial Services holding, and Markel (down 19%), an Insurance holding, were also among the weaker performers during the period.

Contributors to Performance
Only one equity position had a positive return during the period, so the following discussion is largely dedicated to those holdings that had the least detraction from the Fund.

The Fund maintained its position in Alphabet, the parent company of Google. This was the only security that realized a positive return (up 6%) during the period.

The Fund’s Bank holdings outperformed those of the S&P 500® (down 34%, versus down 35%). Danske Bank (down 18%), Metro Bank (down 53%), and DBS Group Holdings (down 20%) were among the least detracting securities from performance.

A number of Insurance holdings were among the smallest detractors from performance. They included Greenlight Capital (down 36%), Everest (down 24%), Swiss Re (down 26%), and Chubb (down 18%).

Goldman Sachs (down 13%) and Julius Baer (down 17%) from the Capital Markets industry were also among the smallest detractors from performance.

The Fund had approximately a 19% position in foreign securities at the end of the period. The Fund’s non-U.S. holdings outperformed its domestic holdings (down 25%, versus down 28%).

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2010

S&P 500®
$37,033
S&P 500®
DFF-A*
DFF-A*
$20,498
$40,000
$30,000
$20,000
$10,000
$0
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(18.83)%	1.70%	7.96%	10.12%	05/01/91	0.96%	0.96%
Class A - with sales charge	(22.69)%	0.71%	7.43%	9.95%	05/01/91	0.96%	0.96%
Class C**	(20.20)%	0.90%	7.04%	5.32%	08/12/97	1.74%	1.74%
Class Y	(18.66)%	1.92%	8.17%	6.52%	03/10/97	0.74%	0.74%
S&P 500® Index***	7.51%	10.72%	13.98%	9.69%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview
Davis Appreciation & Income Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2020 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of (12.26)%, versus a return of (3.08)% for the S&P 500®. Only two sectors1 within the S&P 500® reported positive performance during the period; Information Technology (up 16%) and Consumer Discretionary (up 7%). The other strongest, but still negative, performing sector was Communication Services (down less than 1%). The sectors that reported the weakest performance were Energy (down 35%), Financials (down 21%), and Industrials (down 15%). The Fund ended the period with 72% of net assets invested in equities, 25% in fixed income securities, and 3% in repurchase agreements and cash.
Detractors from Performance
Financials were the top equity position detractor2 from performance on an absolute basis and relative to the S&P 500® due to weaker performing stocks (down 29%, versus down 21% for the S&P 500®) and a higher average weighting (37%, compared to 13%) in this weak performing sector. Seven of the top ten detractors were equity holdings from Financials. Wells Fargo3 (down 51%), U.S. Bancorp (down 36%), Capital One Financial (down 39%), Berkshire Hathaway (down 21%), DNB ASA (down 29%), Greenlight Capital (down 40%), and JPMorgan Chase (down 31%) were all holdings that weighed on the Fund’s performance. Berkshire Hathaway was the third largest holding at the end of the period, representing 5.35% of net assets. The Fund no longer owns Greenlight Capital.
The Fund’s Industrial equity holdings were a strong detractor during the period (down 24%, compared to down 15% for the S&P 500®). Raytheon Technologies (down 29%), formed from the United Technologies and Raytheon merger in April 2020, was an additional detractor from performance due to the pre-merger performance of top ten holding, United Technologies.
The Fund’s Energy sector equity position was a significant detractor from absolute performance. Apache was down 52% during the period. The Fund liquidated this position and had no holdings in Energy at the end of the period.
The Fund’s relative performance suffered as a result of its lower average weighting (15% average weighting, versus 24%) in the Information Technology sector and also as a result of the fact that its equity holdings in this sector underperformed those of the S&P 500® (up 6%, versus up 16%).
The Fund had an average weighting of 7% of its net assets in foreign equity securities during the period. These non-U.S. equity securities underperformed the U.S. holdings (down 22%, compared with down 15%).
Contributors to Performance
The Fund benefited significantly from its equity position in Amazon (up 49%), which was the top holding at the end of the period at 5.69% of net assets.
Given the down market, the Fund benefited relative to the S&P 500® from its position in fixed income securities. Three specific fixed income securities that were among the top contributors included a 5.00% CVS note that matures in 2024, a 1.90% Oracle note that matures in 2021, and a 3.13% Freddie Mac Mortgage that matures in 2021.
The Fund also benefited from its position in Communication Services. Alphabet, the parent company of Google, was up 6% and Facebook was up 11%. The Fund’s Communication Services equity holdings outperformed those of the S&P 500® (up 7%, compared to down less than 1%).
While the Fund suffered on a relative basis due to its small equity position in Information Technology securities, the few holdings the Fund had were contributors to absolute performance. Both Microsoft (up 30%) and Intel (up 1%) were among the top contributors.
Equity holdings Quest Diagnostics (up 8%), from the Health Care sector, and Carrier Global (up 32%), an Industrials holding spun off from the aforementioned United Technologies at time of the merger, were also key contributors to performance.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, common stock risk, headline risk, large-capitalization companies risk, manager risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, variable current income risk, credit risk, convertible securities risk, changes in debt rating risk, extension and prepayment risk, foreign country risk, depositary receipts risk, fees and expenses risk, mid- and small-capitalization companies risk, and high-yield, high-risk debt securities risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2010

$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
DAIF-A*
S&P 500®
$37,033
DAIF-A*
$17,346
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(4.97)%	1.84%	6.17%	7.36%	05/01/92	1.02%	1.02%
Class A - with sales charge	(9.49)%	0.85%	5.66%	7.17%	05/01/92	1.02%	1.02%
Class C**	(6.65)%	1.03%	5.32%	4.59%	08/12/97	1.86%	1.80%
Class Y	(4.64)%	2.14%	6.43%	6.18%	11/13/96	0.69%	0.69%
S&P 500® Index***	7.51%	10.72%	13.98%	9.61%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview
Davis Real Estate Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2020 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of (18.57)%, versus a (17.89)% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Specialized REITs (up 8%) and Industrial REITs (up 3%). The other strongest, but still negative, performing sub-industry was Residential REITs (down 17%). Those sub-industries that reported the weakest performance were Hotel & Resort REITs (down 49%), Hotels, Resorts & Cruise Lines (down 44%), and Retail REITs (down 43%).

Detractors from Performance
The Fund’s Office REITs securities slightly underperformed2 those of the Wilshire Index (down 26%, versus down 25%). The Fund was also overweight (18% average weighting, versus 14%) in this sub-industry. Hudson Pacific Properties3 (down 32%), Boston Properties (down 33%), and Vornado Realty Trust (down 41%) were all among the top detractors.

Simon Property Group (down 53%) and Acadia Realty Trust (down 49%) from the Retail REITs sub-industry were also among the top detractors. Simon Property Group was the leading detractor during the period. This is understandable given that this holding was the largest holding at the start of the period, however as a result of the drop in price and also a reduction of total shares held in this security by the Fund, it ended as the tenth largest position, representing 3.27% of net assets.

Residential REITs were a key detractor from performance with four of the top ten detractors coming from this sub-industry. AvalonBay Communities (down 25%), Equity Residential (down 26%), Essex Property Trust (down 22%), and American Campus Communities (down 24%) were each among the top detractors. AvalonBay Communities, a top ten holding, was the second leading detractor during the period and represented 3.28% of net assets at the end of the period. The Fund’s Residential REITs were down 21%, compared to down 17% for the Wilshire Index.

Host Hotels & Resorts was down 41% during the period making it another one of the top detractors.
Contributors to Performance

Only one sub-industry realized a positive contribution to the Fund’s absolute performance during the period. Specialized REITs were up 6% and six of the top ten contributors came from this sub-industry. This represented the largest sub-industry position during the period with an average weighting of 23%. Top contributors included Equinix (up 21%), Digital Realty Trust (up 21%), Crown Castle International (up 20%), CyrusOne (up 13%), CoreSite Realty (up 10%), and EPR Properties (up 11%). EPR Properties was a new acquisition during the period. Equinix, a company that focuses on internet connection and data centers in twenty-five countries, was the second largest position at the end of the period, representing 5.67% of net assets.

The remaining contributors to the Fund were stock specific. They included Prologis (up 6%) from the Industrial REITs sub-industry, Sun Communities (up 12%) and American Homes 4 Rent (up 15%) from the Residential REITs sub-industry, and Liberty Property Trust (up 3%) from the Diversified REITs sub-industry. The Fund no longer owns Sun Communities and Liberty Property Trust merged into Prologis in February 2020. The Fund liquidated its position in American Homes 4 Rent during the period, however reinitiated a position in May.

While the Fund’s positions in Health Care REITs were an absolute detractor, the Fund did benefit compared to the Wilshire Index on account of its underweighting in this sub-industry (7% average weighting, compared to 11% for the Wilshire Index).

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.

[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2010

$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
Wilshire U.S. Real Estate Securities Index
DREF-A*
S&P 500®
$37,033
Wilshire U.S.
Real Estate
Securities Index
$24,425
DREF-A*
$20,824
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(13.88)%	4.46%	8.13%	8.66%	01/03/94	0.97%	0.97%
Class A - with sales charge	(17.97)%	3.45%	7.60%	8.46%	01/03/94	0.97%	0.97%
Class C**	(15.41)%	3.58%	7.22%	6.55%	08/13/97	1.88%	1.80%
Class Y	(13.75)%	4.68%	8.38%	8.08%	11/08/96	0.82%	0.82%
S&P 500® Index***	7.51%	10.72%	13.98%	9.54%
Wilshire U.S. Real Estate Securities Index***	(12.39)%	4.20%	9.34%	9.30%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 10 years, the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

			Fund	S&P 1500®
Common Stock (U.S.)	76.83%	Capital Goods	23.96%	6.00%
Common Stock (Foreign)	7.96%	Health Care	21.51%	14.40%
Preferred Stock (Foreign)	11.22%	Information Technology	14.61%	26.52%
Short-Term Investments	4.18%	Retailing	10.03%	7.66%
Other Assets & Liabilities	(0.19)%	Transportation	8.69%	1.75%
	100.00%	Media & Entertainment	7.59%	8.20%
		Diversified Financials	5.47%	4.43%
		Insurance	3.14%	2.10%
		Banks	2.86%	3.94%
		Automobiles & Components	1.46%	0.47%
		Consumer Durables & Apparel	0.62%	1.25%
		Commercial & Professional Services	0.06%	0.93%
		Food, Beverage & Tobacco	–	3.41%
		Other	–	18.94%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Quest Diagnostics Inc.	Health Care Equipment & Services	7.65%
Alphabet Inc., Class C	Media & Entertainment	6.21%
Amazon.com, Inc.	Retailing	5.62%
Cigna Corp.	Health Care Equipment & Services	5.05%
UnitedHealth Group Inc.	Health Care Equipment & Services	4.80%
Grab Holdings Inc., Pfd. *	Transportation	4.73%
Carrier Global Corp.	Capital Goods	4.70%
Qorvo Inc.	Semiconductors & Semiconductor Equipment	4.08%
Didi Chuxing Joint Co., Pfd. **	Transportation	3.61%
Raytheon Technologies Corp.	Capital Goods	3.57%

* Grab Holdings Inc., Pfd. holding includes Series F and Series G.
** Didi Chuxing Joint Co., Pfd. holding includes Series A and Series B.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Fixed Income)

Fixed Income	81.41%	Collateralized Mortgage Obligations	59.09%
Short-Term Investments	18.44%	Ginnie Mae Mortgage Pools	13.37%
Other Assets & Liabilities	0.15%	Fannie Mae Mortgage Pools	13.16%
	100.00%	Freddie Mac Mortgage Pools	10.62%
		Other Agencies	3.76%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/20 Net Assets)

Freddie Mac Multifamily Structured Pass-Through, 2.856%, 01/25/21	Collateralized Mortgage Obligations	5.72%
Ginnie Mae, 4.70%, 01/20/63, Pool No. AC0934	Ginnie Mae Mortgage Pools	4.94%
Freddie Mac, 4.00%, 05/01/27, Pool No. G14593	Freddie Mac Mortgage Pools	3.99%
Ginnie Mae, 4.56%, 04/20/70, Pool No. BT6816	Ginnie Mae Mortgage Pools	3.69%
Ginnie Mae, 1.45%, 10/16/40	Collateralized Mortgage Obligations	3.61%
Freddie Mac, 2.50%, 09/01/31, Pool No. G18611	Freddie Mac Mortgage Pools	3.52%
Fannie Mae, 3.00%, 04/25/39	Collateralized Mortgage Obligations	3.38%
Fannie Mae, 3.09%, 03/01/24, Pool No. AN5010	Fannie Mae Mortgage Pools	3.30%
Federal Farm Credit Bank, 0.27%, 06/09/22	Other Agencies	3.06%
Ginnie Mae, 2.25%, 08/20/69	Collateralized Mortgage Obligations	3.02%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2020 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Portfolio Holdings)

Repurchase Agreements	33.60%	0-30 Days	74.62%
Federal Farm Credit Bank	27.30%	31-90 Days	10.13%
Federal Home Loan Bank	22.52%	91-180 Days	12.17%
Freddie Mac	5.73%	181-397 Days	3.08%
U.S. Government	5.13%		100.00%
Fannie Mae	0.73%
Other Assets & Liabilities	4.99%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.87%	Banks	42.34%	3.64%
Common Stock (Foreign)	18.50%	Diversified Financials	39.02%	4.51%
Short-Term Investments	0.31%	Insurance	16.53%	1.93%
Other Assets & Liabilities	0.32%	Media & Entertainment	2.11%	8.78%
	100.00%	Information Technology	–	27.46%
		Health Care	–	14.63%
		Retailing	–	7.92%
		Capital Goods	–	5.51%
		Food, Beverage & Tobacco	–	3.51%
		Utilities	–	3.07%
		Other	–	19.04%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Capital One Financial Corp.	Consumer Finance	7.88%
JPMorgan Chase & Co.	Banks	7.48%
U.S. Bancorp	Banks	6.92%
Bank of New York Mellon Corp.	Capital Markets	6.50%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.41%
American Express Co.	Consumer Finance	6.09%
Markel Corp.	Property & Casualty Insurance	5.99%
Bank of America Corp.	Banks	5.50%
PNC Financial Services Group, Inc.	Banks	4.87%
Wells Fargo & Co.	Banks	4.72%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2020 (Unaudited)

Asset Allocation		Equity Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

			Fund	S&P 500®
Equities	72.23%	Banks	22.37%	3.64%
Fixed Income	24.90%	Information Technology	22.36%	27.46%
Short-Term Investments	2.76%	Diversified Financials	20.41%	4.51%
Other Assets & Liabilities	0.11%	Media & Entertainment	8.62%	8.78%
	100.00%	Capital Goods	8.52%	5.51%
		Retailing	7.87%	7.92%
		Insurance	5.64%	1.93%
		Health Care	4.21%	14.63%
		Food, Beverage & Tobacco	–	3.51%
		Utilities	–	3.07%
		Real Estate	–	2.84%
		Energy	–	2.83%
		Other	–	13.37%
			100.00%	100.00%

Equity Portfolio Composition		Top 10 Equity Holdings
(% of Fund’s 06/30/20 Stock Holdings)		(% of Fund’s 06/30/20 Net Assets)

Common Stock (U.S.)	87.83%	Amazon.com, Inc.		5.69%
Common Stock (Foreign)	10.33%	Applied Materials, Inc.		5.62%
Preferred Stock	1.84%	Berkshire Hathaway Inc., Class B		5.35%
	100.00%	Capital One Financial Corp.		4.57%
		Alphabet Inc., Class C		4.45%
		Intel Corp.		4.13%
		Texas Instruments Inc.		3.59%
		Wells Fargo & Co.		3.05%
		Quest Diagnostics Inc.		3.04%
		U.S. Bancorp		3.04%

Fixed Income Portfolio Composition		Top 5 Fixed Income Holdings
(% of Fund’s 06/30/20 Bond Holdings)		(% of Fund’s 06/30/20 Net Assets)

Corporate Bonds	55.68%	Oracle Corp., Sr. Notes, 1.90%, 09/15/21		2.32%
Mortgages	36.89%	Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21
U.S. Government	7.43%			2.19%
	100.00%	Verizon Communications Inc., Sr. Notes, 1.3209% (3 month LIBOR + 100), 03/16/22		2.08%
		Ginnie Mae, Series 2017-H06, 2.2149% (12 month LIBOR + 22), 02/20/67		1.89%
		U.S. Treasury Note/Bond, 1.125%, 06/30/21		1.85%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2020 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	97.27%	Specialized REITs	26.35%	24.45%
Preferred Stock	0.30%	Residential REITs	17.36%	21.55%
Short-Term Investments	2.20%	Office REITs	16.63%	12.78%
Other Assets & Liabilities	0.23%	Industrial REITs	16.03%	15.52%
	100.00%	Retail REITs	10.56%	8.75%
		Health Care REITs	8.90%	10.81%
		Hotel & Resort REITs	4.17%	2.94%
		Diversified REITs	–	2.71%
		Real Estate Operating Companies	–	0.29%
		Hotels, Resorts & Cruise Lines	–	0.20%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Prologis, Inc.	Industrial REITs	6.93%
Equinix, Inc.	Specialized REITs	5.67%
Public Storage	Specialized REITs	4.21%
Rexford Industrial Realty, Inc.	Industrial REITs	4.05%
Welltower Inc.	Health Care REITs	4.02%
Terreno Realty Corp.	Industrial REITs	3.95%
Essex Property Trust, Inc.	Residential REITs	3.77%
Alexandria Real Estate Equities, Inc.	Office REITs	3.73%
AvalonBay Communities, Inc.	Residential REITs	3.28%
Simon Property Group, Inc.	Retail REITs	3.27%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended June 30, 2020.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20-06/30/20)
Davis Opportunity Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$907.38	$4.46
Hypothetical	$1,000.00	$1,020.19	$4.72
Class C (annualized expense ratio 1.76%**)
Actual	$1,000.00	$903.47	$8.33
Hypothetical	$1,000.00	$1,016.11	$8.82
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$908.37	$3.32
Hypothetical	$1,000.00	$1,021.38	$3.52
Davis Government Bond Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,019.13	$5.27
Hypothetical	$1,000.00	$1,019.64	$5.27
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,013.50	$9.01
Hypothetical	$1,000.00	$1,015.91	$9.02
Class Y (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,020.29	$4.02
Hypothetical	$1,000.00	$1,020.89	$4.02
Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.48%**)
Actual	$1,000.00	$1,002.27	$2.39
Hypothetical	$1,000.00	$1,022.48	$2.41
Davis Financial Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$722.59	$4.11
Hypothetical	$1,000.00	$1,020.09	$4.82
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$719.87	$7.44
Hypothetical	$1,000.00	$1,016.21	$8.72
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$723.35	$3.17
Hypothetical	$1,000.00	$1,021.18	$3.72
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.02%**)
Actual	$1,000.00	$877.38	$4.76
Hypothetical	$1,000.00	$1,019.79	$5.12
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$873.76	$8.39
Hypothetical	$1,000.00	$1,015.91	$9.02
Class Y (annualized expense ratio 0.69%**)
Actual	$1,000.00	$878.84	$3.22
Hypothetical	$1,000.00	$1,021.43	$3.47
Davis Real Estate Fund
Class A (annualized expense ratio 0.97%**)
Actual	$1,000.00	$814.29	$4.38
Hypothetical	$1,000.00	$1,020.04	$4.87
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$810.96	$8.10
Hypothetical	$1,000.00	$1,015.91	$9.02
Class Y (annualized expense ratio 0.82%**)
Actual	$1,000.00	$814.44	$3.70
Hypothetical	$1,000.00	$1,020.79	$4.12

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2020 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (84.79%)
COMMUNICATION SERVICES – (7.29%)
Media & Entertainment – (7.29%)
Alphabet Inc., Class C *	20,025	$28,307,540
ASAC II L.P. *(a)(b)	116,129	118,347
Facebook, Inc., Class A *	20,463	4,646,534
Fang Holdings Ltd., Class A, ADR (China)*	12,916	146,341
	Total Communication Services	33,218,762
CONSUMER DISCRETIONARY – (8.75%)
Automobiles & Components – (1.40%)
Adient plc *	54,061	887,682
Aptiv PLC	70,600	5,501,152
		6,388,834
Consumer Durables & Apparel – (0.60%)
Mohawk Industries, Inc. *	26,670	2,713,939
Retailing – (6.75%)
Amazon.com, Inc. *	9,283	25,610,126
Quotient Technology Inc. *	706,813	5,173,871
		30,783,997
	Total Consumer Discretionary	39,886,770
FINANCIALS – (11.02%)
Banks – (2.75%)
Wells Fargo & Co.	489,231	12,524,314
Diversified Financials – (5.25%)
Consumer Finance – (3.40%)
Capital One Financial Corp.	247,390	15,484,140
Diversified Financial Services – (1.85%)
Berkshire Hathaway Inc., Class B *	47,333	8,449,414
		23,933,554
Insurance – (3.02%)
Life & Health Insurance – (2.25%)
AIA Group Ltd. (Hong Kong)	1,095,000	10,246,572
Property & Casualty Insurance – (0.77%)
Markel Corp. *	3,806	3,513,585
		13,760,157
	Total Financials	50,218,025
HEALTH CARE – (20.65%)
Health Care Equipment & Services – (20.65%)
Cigna Corp.	122,662	23,017,524
CVS Health Corp.	81,829	5,316,430
Humana Inc.	23,355	9,055,901
Quest Diagnostics Inc.	305,853	34,855,008
UnitedHealth Group Inc.	74,225	21,892,664
	Total Health Care	94,137,527
INDUSTRIALS – (23.06%)
Capital Goods – (23.00%)
Carrier Global Corp.	963,426	21,407,326
Eaton Corp. PLC	157,237	13,755,093
Ferguson PLC (United Kingdom)	95,505	7,809,113

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
HD Supply Holdings, Inc. *	64,620	$2,239,083
Johnson Controls International plc	447,662	15,283,181
Owens Corning	272,800	15,211,328
Raytheon Technologies Corp.	263,964	16,265,462
Schneider Electric SE (France)	115,690	12,868,963
		104,839,549
Commercial & Professional Services – (0.06%)
China Index Holdings Ltd., ADR (China)*	121,108	259,171
	Total Industrials	105,098,720
INFORMATION TECHNOLOGY – (14.02%)
Semiconductors & Semiconductor Equipment – (9.91%)
Applied Materials, Inc.	142,800	8,632,260
Intel Corp.	175,500	10,500,165
Qorvo Inc. *	168,340	18,606,620
Texas Instruments Inc.	58,532	7,431,808
		45,170,853
Software & Services – (4.11%)
DXC Technology Co.	50,110	826,815
Microsoft Corp.	24,699	5,026,493
Oracle Corp.	103,980	5,746,975
SAP SE, ADR (Germany)	35,235	4,932,900
VMware, Inc., Class A *	14,400	2,229,984
		18,763,167
	Total Information Technology	63,934,020
TOTAL COMMON STOCK – (Identified cost $268,545,604)		386,493,824
PREFERRED STOCK – (11.22%)
CONSUMER DISCRETIONARY – (2.88%)
Retailing – (2.88%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	13,115,061
	Total Consumer Discretionary	13,115,061
INDUSTRIALS – (8.34%)
Transportation – (8.34%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	14,594,486
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	1,846,400
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	14,555,515
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	7,034,120
	Total Industrials	38,030,521
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		51,145,582

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (4.18%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $19,043,053 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $19,423,860)	$19,043,000	$19,043,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $19,043,000)	19,043,000
		Total Investments – (100.19%) – (Identified cost $334,299,271)	456,682,406
		Liabilities Less Other Assets – (0.19%)	(863,090)
		Net Assets – (100.00%)	$455,819,316

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2020 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (78.35%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (48.10%)
Fannie Mae, 3.50%, 10/25/20	$8,635	$8,661
Fannie Mae, 0.5345% (1 month LIBOR + 35), 07/25/37 (a)	18,130	18,070
Fannie Mae, 3.50%, 01/25/39	873,560	905,318
Fannie Mae, 3.00%, 04/25/39	1,093,365	1,103,566
Fannie Mae, 0.5845% (1 month LIBOR + 40), 09/25/40 (a)	602,764	597,955
Fannie Mae, 3.00%, 04/25/41	671,678	702,905
Fannie Mae, 2.00%, 12/25/42	406,936	421,900
Fannie Mae, 2.50%, 07/25/47	745,397	776,079
Freddie Mac, 4.00%, 06/15/26	428,670	447,976
Freddie Mac, 2.00%, 06/15/28	744,227	757,765
Freddie Mac, 2.50%, 01/15/29	351,437	365,443
Freddie Mac, 4.00%, 04/15/29	59,240	59,362
Freddie Mac, 4.00%, 12/15/39	423,611	431,141
Freddie Mac, 2.00%, 11/15/40	476,041	480,833
Freddie Mac Multifamily Structured Pass-Through, 2.856%, 01/25/21	1,853,590	1,868,974
Freddie Mac Multifamily Structured Pass-Through, 0.6325% (1 month LIBOR + 45), 06/25/23 (a)	80,802	80,372
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	396,602
Freddie Mac Multifamily Structured Pass-Through, 0.6125% (1 month LIBOR + 43), 01/25/24 (a)	646,962	643,190
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	721,195	754,363
Ginnie Mae, 6.5246%, 06/20/31	504,804	549,568
Ginnie Mae, 3.00%, 12/20/37	72,253	73,799
Ginnie Mae, 2.427%, 11/16/38	10,899	10,896
Ginnie Mae, 3.50%, 08/20/39	17,736	17,776
Ginnie Mae, 4.00%, 09/20/39	64,108	68,662
Ginnie Mae, 1.45%, 10/16/40	1,175,502	1,179,099
Ginnie Mae, 5.278%, 04/16/41	53,141	54,585
Ginnie Mae, 1.00%, 12/20/42	147,574	143,936
Ginnie Mae, 3.0741%, 12/16/50	64,270	64,971
Ginnie Mae, 2.00%, 07/20/62	17,159	17,234
Ginnie Mae, 0.5734% (1 month LIBOR + 27), 01/20/67 (a)	54,711	54,687
Ginnie Mae, 3.00%, 03/20/69	868,940	912,031
Ginnie Mae, 2.50%, 07/20/69	731,950	765,003
Ginnie Mae, 2.25%, 08/20/69	947,145	986,642
Total Collateralized Mortgage Obligations		15,719,364
FANNIE MAE POOLS – (10.72%)
2.887%, 04/01/23, Pool No. AL6578	147,822	154,182
3.60%, 09/01/23, Pool No. AM4265	325,473	350,477
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,076,993
4.00%, 05/01/29, Pool No. AL7358	810,537	859,012
2.00%, 08/01/30, Pool No. AX9709	381,506	394,773
3.50%, 03/01/32, Pool No. MA1010	573,825	625,126
6.50%, 07/01/32, Pool No. 635069	10,392	11,381
6.00%, 09/01/37, Pool No. 888796	26,310	30,268
Total Fannie Mae Pools		3,502,212

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (8.65%)
	4.00%, 05/01/27, Pool No. G14593	$1,229,286	$1,305,413
	3.00%, 09/01/27, Pool No. U70063	352,754	372,800
	2.50%, 09/01/31, Pool No. G18611	1,093,996	1,148,711
		Total Freddie Mac Pools	2,826,924
GINNIE MAE POOLS – (10.88%)
	5.002%, 12/20/61, Pool No. 756740	6,204	6,546
	4.659%, 01/20/63, Pool No. AC0942	685,163	727,906
	4.70%, 01/20/63, Pool No. AC0934	1,517,349	1,615,823
	4.56%, 04/20/70, Pool No. BT6816	1,099,896	1,205,606
		Total Ginnie Mae Pools	3,555,881
	TOTAL MORTGAGES – (Identified cost $24,983,728)		25,604,381
OTHER AGENCIES – (3.06%)
	Federal Farm Credit Bank, 0.27%, 06/09/22	1,000,000	999,269
	TOTAL OTHER AGENCIES – (Identified cost $998,302)		999,269
SHORT-TERM INVESTMENTS – (18.44%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $6,027,017 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $6,147,540)	6,027,000	6,027,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,027,000)		6,027,000
	Total Investments – (99.85%) – (Identified cost $32,009,030)		32,630,650
	Other Assets Less Liabilities – (0.15%)		48,396
	Net Assets – (100.00%)		$32,679,046

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2020 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (0.73%)
1.625%, 10/09/20	$1,000,000	$1,000,284
TOTAL FANNIE MAE – (Identified cost $1,000,284)		1,000,284
FEDERAL FARM CREDIT BANK – (27.30%)
Discount Note, 1.6374%, 11/17/20 (a)	5,000,000	4,969,304
0.1925% (1 month LIBOR + 1), 07/02/20 (b)	2,000,000	2,000,006
0.1151% (1 month LIBOR – 6.5), 07/09/20 (b)	800,000	799,995
0.1883% (1 month LIBOR + 1), 07/30/20 (b)	5,000,000	4,999,990
0.2426% (3 month LIBOR – 20.5), 08/10/20 (b)	2,000,000	1,999,782
0.2288% (1 month LIBOR + 3.5), 09/18/20 (b)	5,000,000	4,999,856
0.1351% (1 month LIBOR – 4.5), 10/09/20 (b)	3,050,000	3,049,390
0.1979% (1 month LIBOR + 1), 12/11/20 (b)	950,000	950,130
0.38% (1 month LIBOR + 19), 12/21/20 (b)	2,659,000	2,662,709
0.2486% (1 month LIBOR + 6.5), 12/28/20 (b)	1,500,000	1,501,300
0.53% (1 month LIBOR + 34), 01/22/21 (b)	575,000	576,432
0.2566% (1 month LIBOR + 8), 02/10/21 (b)	2,869,000	2,870,768
0.2176% (1 month LIBOR + 4.5), 03/01/21 (b)	900,000	900,407
0.1725% (1 month LIBOR – 1), 06/02/21 (b)	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $37,280,069)		37,280,069
FEDERAL HOME LOAN BANK – (22.52%)
Discount Note, 0.145%, 08/28/20 (a)	5,000,000	4,998,832
Discount Note, 0.1932%, 10/02/20 (a)	5,000,000	4,997,546
0.11% (SOFR + 3), 08/05/20 (b)	5,000,000	5,000,000
0.20% (SOFR + 12), 10/07/20 (b)	615,000	615,033
0.18% (SOFR + 10), 10/08/20 (b)	5,000,000	5,000,000
0.173% (3 month LIBOR – 13.5), 12/18/20 (b)	1,145,000	1,146,221
1.50%, 02/03/21	4,000,000	3,998,729
0.31% (SOFR + 23), 04/13/21 (b)	5,000,000	5,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $30,756,361)		30,756,361
FREDDIE MAC – (5.73%)
1.875%, 11/17/20	2,820,000	2,822,359
0.12% (SOFR + 4), 12/04/20 (b)	5,000,000	5,000,000
TOTAL FREDDIE MAC – (Identified cost $7,822,359)		7,822,359
U.S. GOVERNMENT – (5.13%)
U.S. Treasury Bill, 0.16%, 09/24/20 (a)	5,000,000	4,998,111
U.S. Treasury Bill, 0.1751%, 10/08/20 (a)	2,000,000	1,999,038
TOTAL U.S. GOVERNMENT – (Identified cost $6,997,149)		6,997,149

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (33.60%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $45,877,127 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $46,794,540)	$45,877,000	$45,877,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $45,877,000)	45,877,000
		Total Investments – (95.01%) – (Identified cost $129,733,222)	129,733,222
		Other Assets Less Liabilities – (4.99%)	6,819,026
		Net Assets – (100.00%)	$136,552,248

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of June 30, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.37%)
COMMUNICATION SERVICES – (2.10%)
Media & Entertainment – (2.10%)
Alphabet Inc., Class A *	9,434	$13,377,884
Alphabet Inc., Class C *	752	1,063,035
	Total Communication Services	14,440,919
FINANCIALS – (97.27%)
Banks – (42.08%)
Bank of America Corp.	1,593,210	37,838,737
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	802,862	19,581,804
Danske Bank A/S (Denmark)*	861,950	11,522,933
DBS Group Holdings Ltd. (Singapore)	1,525,957	22,960,801
DNB ASA (Norway)	2,236,460	29,851,129
JPMorgan Chase & Co.	547,164	51,466,246
Metro Bank PLC (United Kingdom)*	1,974,490	2,560,525
PNC Financial Services Group, Inc.	318,536	33,513,173
U.S. Bancorp	1,293,278	47,618,496
Wells Fargo & Co.	1,268,489	32,473,318
		289,387,162
Diversified Financials – (38.77%)
Capital Markets – (18.39%)
Bank of New York Mellon Corp.	1,156,091	44,682,917
Charles Schwab Corp.	520,178	17,550,806
Goldman Sachs Group, Inc.	67,815	13,401,600
Julius Baer Group Ltd. (Switzerland)	712,314	29,915,457
State Street Corp.	329,383	20,932,290
		126,483,070
Consumer Finance – (13.97%)
American Express Co.	439,962	41,884,382
Capital One Financial Corp.	865,841	54,192,988
		96,077,370
Diversified Financial Services – (6.41%)
Berkshire Hathaway Inc., Class A *	165	44,104,500
		266,664,940
Insurance – (16.42%)
Property & Casualty Insurance – (11.06%)
Chubb Ltd.	156,768	19,849,964
Loews Corp.	436,586	14,970,534
Markel Corp. *	44,641	41,211,232
		76,031,730
Reinsurance – (5.36%)
Alleghany Corp.	27,120	13,265,477
Everest Re Group, Ltd.	38,291	7,895,604
Greenlight Capital Re, Ltd., Class A *	755,120	4,923,382

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	139,460	$10,812,964
			36,897,427
			112,929,157
		Total Financials	668,981,259
		TOTAL COMMON STOCK – (Identified cost $618,131,950)	683,422,178
SHORT-TERM INVESTMENTS – (0.31%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $2,115,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $2,157,300)	$2,115,000	2,115,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,115,000)	2,115,000
	Total Investments – (99.68%) – (Identified cost $620,246,950)		685,537,178
	Other Assets Less Liabilities – (0.32%)		2,200,164
		Net Assets – (100.00%)	$687,737,342

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (70.90%)
COMMUNICATION SERVICES – (6.22%)
Media & Entertainment – (6.22%)
Alphabet Inc., Class C *	5,136	$7,260,301
Facebook, Inc., Class A *	12,722	2,888,785
	Total Communication Services	10,149,086
CONSUMER DISCRETIONARY – (5.69%)
Retailing – (5.69%)
Amazon.com, Inc. *	3,361	9,272,394
	Total Consumer Discretionary	9,272,394
FINANCIALS – (33.64%)
Banks – (14.83%)
Bank of America Corp.	101,200	2,403,500
Danske Bank A/S (Denmark)*	127,180	1,700,199
DBS Group Holdings Ltd. (Singapore)	203,100	3,056,009
DNB ASA (Norway)	296,530	3,957,932
JPMorgan Chase & Co.	33,233	3,125,896
U.S. Bancorp	134,405	4,948,792
Wells Fargo & Co.	194,548	4,980,429
		24,172,757
Diversified Financials – (14.74%)
Capital Markets – (2.81%)
Bank of New York Mellon Corp.	118,600	4,583,890
Consumer Finance – (6.58%)
American Express Co.	34,405	3,275,356
Capital One Financial Corp.	119,011	7,448,899
		10,724,255
Diversified Financial Services – (5.35%)
Berkshire Hathaway Inc., Class B *	48,926	8,733,780
		24,041,925
Insurance – (4.07%)
Life & Health Insurance – (2.12%)
AIA Group Ltd. (Hong Kong)	368,960	3,452,580
Property & Casualty Insurance – (1.95%)
Chubb Ltd.	25,165	3,186,392
		6,638,972
	Total Financials	54,853,654
HEALTH CARE – (3.04%)
Health Care Equipment & Services – (3.04%)
Quest Diagnostics Inc.	43,500	4,957,260
	Total Health Care	4,957,260
INDUSTRIALS – (6.16%)
Capital Goods – (6.16%)
Carrier Global Corp.	65,529	1,456,054
Johnson Controls International plc	133,047	4,542,225
Raytheon Technologies Corp.	65,529	4,037,897
	Total Industrials	10,036,176

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2020 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (16.15%)
Semiconductors & Semiconductor Equipment – (13.34%)
Applied Materials, Inc.	151,618	$9,165,308
Intel Corp.	112,540	6,733,268
Texas Instruments Inc.	46,083	5,851,159
		21,749,735
Software & Services – (2.81%)
Microsoft Corp.	22,511	4,581,213
	Total Information Technology	26,330,948
TOTAL COMMON STOCK – (Identified cost $112,728,987)		115,599,518
PREFERRED STOCK – (1.33%)
FINANCIALS – (1.33%)
Banks – (1.33%)
Farm Credit Bank of Texas, Series 1, 10.00% (a)	2,150	2,171,500
TOTAL PREFERRED STOCK – (Identified cost $2,397,250)		2,171,500
CORPORATE BONDS – (13.86%)
COMMUNICATION SERVICES – (2.70%)
Telecommunication Services – (2.70%)
AT&T Inc., Sr. Notes, 2.1689% (3 month LIBOR + 95), 07/15/21 (b)	$1,000,000	1,008,306
Verizon Communications Inc., Sr. Notes, 1.3209% (3 month LIBOR + 100), 03/16/22 (b)	3,350,000	3,395,592
	Total Communication Services	4,403,898
CONSUMER STAPLES – (1.24%)
Food, Beverage & Tobacco – (1.24%)
Ingredion Inc., Sr. Notes, 4.625%, 11/01/20	2,000,000	2,022,323
	Total Consumer Staples	2,022,323
FINANCIALS – (3.73%)
Diversified Financials – (3.73%)
Capital Markets – (0.45%)
Goldman Sachs Group, Inc., 2.8189% (3 month LIBOR +160), 07/15/20 (b)	735,000	735,442
Consumer Finance – (1.71%)
Capital One N.A., Sr. Notes, 1.9101% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,795,321
Mortgage Real Estate Investment Trusts (REITs) – (1.57%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	2,552,500
	Total Financials	6,083,263
HEALTH CARE – (1.91%)
Health Care Equipment & Services – (1.91%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,292,503
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	815,328
	Total Health Care	3,107,831
INDUSTRIALS – (1.96%)
Capital Goods – (1.90%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	1,003,708
General Electric Co., Sr. Notes, 2.2189% (3 month LIBOR + 100), 04/15/23 (b)	2,165,000	2,101,891
		3,105,599

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Principal	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.06%)
	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	$91,151	$92,748
		Total Industrials	3,198,347
INFORMATION TECHNOLOGY – (2.32%)
Software & Services – (2.32%)
	Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,789,502
		Total Information Technology	3,789,502
	TOTAL CORPORATE BONDS – (Identified cost $27,439,927)		22,605,164
MORTGAGES – (9.19%)
	Fannie Mae, 4.00%, 03/25/30	2,852,191	2,937,742
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,573,505	1,728,351
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,615,978	1,801,245
	Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,517,337	3,577,449
	Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	411,659	415,759
	Ginnie Mae, Series 2017-H06, 2.2149% (12 month LIBOR + 22), 02/20/67 (b)	3,130,257	3,075,184
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	1,440,474	1,443,873
	TOTAL MORTGAGES – (Identified cost $14,856,765)		14,979,603
U.S. GOVERNMENT – (1.85%)
	U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	3,018,031
	TOTAL U.S. GOVERNMENT – (Identified cost $2,993,567)		3,018,031
SHORT-TERM INVESTMENTS – (2.76%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $4,494,012 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $4,583,880)	4,494,000	4,494,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,494,000)		4,494,000
	Total Investments – (99.89%) – (Identified cost $164,910,496)		162,867,816
	Other Assets Less Liabilities – (0.11%)		173,414
	Net Assets – (100.00%)		$163,041,230

LIBOR: London Inter-Bank Offered Rate

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date and is being called on August 19, 2020.

(b)	The interest rates on floating rate securities, shown as of June 30, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.27%)
REAL ESTATE – (97.27%)
Equity Real Estate Investment Trusts (REITs) – (97.27%)
Health Care REITs – (8.68%)
Healthpeak Properties, Inc.	170,900	$4,710,004
Ventas, Inc.	116,660	4,272,089
Welltower Inc.	149,760	7,750,080
		16,732,173
Hotel & Resort REITs – (4.07%)
Host Hotels & Resorts Inc.	447,231	4,825,622
Sunstone Hotel Investors, Inc.	369,350	3,010,203
		7,835,825
Industrial REITs – (15.64%)
EastGroup Properties, Inc.	11,456	1,358,796
Prologis, Inc.	143,140	13,359,256
Rexford Industrial Realty, Inc.	188,318	7,802,015
Terreno Realty Corp.	144,519	7,607,480
		30,127,547
Office REITs – (16.22%)
Alexandria Real Estate Equities, Inc.	44,273	7,183,294
Boston Properties, Inc.	52,646	4,758,146
Cousins Properties, Inc.	147,469	4,399,000
Douglas Emmett, Inc.	129,750	3,978,135
Highwoods Properties, Inc.	50,360	1,879,939
Hudson Pacific Properties, Inc.	231,700	5,829,572
SL Green Realty Corp.	29,090	1,433,846
Vornado Realty Trust	46,927	1,793,081
		31,255,013
Residential REITs – (16.94%)
American Campus Communities, Inc.	123,071	4,302,562
American Homes 4 Rent, Class A	114,470	3,079,243
AvalonBay Communities, Inc.	40,878	6,321,374
Camden Property Trust	60,535	5,522,003
Equity Residential	104,595	6,152,278
Essex Property Trust, Inc.	31,654	7,254,147
		32,631,607
Retail REITs – (10.31%)
Acadia Realty Trust	188,941	2,452,454
Brixmor Property Group, Inc.	418,480	5,364,913
Federal Realty Investment Trust	41,589	3,543,799
Retail Opportunity Investments Corp.	193,854	2,196,366
Simon Property Group, Inc.	92,136	6,300,260
		19,857,792
Specialized REITs – (25.41%)
CoreSite Realty Corp.	28,800	3,486,528
Crown Castle International Corp.	36,705	6,142,582
CyrusOne Inc.	80,710	5,871,652
Digital Realty Trust, Inc.	34,115	4,848,083
Equinix, Inc.	15,550	10,920,765

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Extra Space Storage Inc.	37,987	$3,508,859
	Jernigan Capital, Inc.	218,870	2,994,142
	Life Storage, Inc.	32,420	3,078,279
	Public Storage	42,271	8,111,382
			48,962,272
		Total Real Estate	187,402,229
	TOTAL COMMON STOCK – (Identified cost $185,742,256)		187,402,229
PREFERRED STOCK – (0.30%)
REAL ESTATE – (0.30%)
Equity Real Estate Investment Trusts (REITs) – (0.30%)
	Specialized REITs – (0.30%)
	EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	33,370	570,293
	TOTAL PREFERRED STOCK – (Identified cost $478,845)		570,293
SHORT-TERM INVESTMENTS – (2.20%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $4,231,012 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $4,315,620)	$4,231,000	4,231,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,231,000)		4,231,000
	Total Investments – (99.77%) – (Identified cost $190,452,101)		192,203,522
	Other Assets Less Liabilities – (0.23%)		447,752
	Net Assets – (100.00%)		$192,651,274

(a)	Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2020 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$437,639,406	$26,603,650	$83,856,222	$683,422,178	$158,373,816	$187,972,522
Repurchase agreements	19,043,000	6,027,000	45,877,000	2,115,000	4,494,000	4,231,000
Cash	419	240	266	386	461	384
Receivables:
Capital stock sold	124,454	46,649	8,083,903	2,296,727	107,733	127,943
Dividends and interest	300,371	62,278	44,804	1,720,045	325,400	712,873
Prepaid expenses	5,669	355	1,592	11,799	2,087	2,868
Due from Adviser	–	1,660	32,209	–	545	500
Total assets	457,113,319	32,741,832	137,895,996	689,566,135	163,304,042	193,048,090
LIABILITIES:
Payables:
Capital stock redeemed	867,774	17,102	1,247,227	1,103,027	105,472	190,938
Distributions payable	–	5,206	–	–	–	–
Accrued custodian fees	26,000	6,820	22,724	53,000	12,465	13,300
Accrued distribution and service plan fees	92,848	8,414	–	160,432	33,027	35,698
Accrued investment advisory fees	229,895	8,802	42,941	364,783	81,262	99,743
Accrued transfer agent fees	64,419	9,036	23,480	133,191	22,270	39,652
Other accrued expenses	13,067	7,406	7,376	14,360	8,316	17,485
Total liabilities	1,294,003	62,786	1,343,748	1,828,793	262,812	396,816
NET ASSETS	$455,819,316	$32,679,046	$136,552,248	$687,737,342	$163,041,230	$192,651,274
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$148,622	$60,095	$1,365,522	$194,404	$43,661	$54,436
Additional paid-in capital	355,991,911	36,638,420	135,154,503	580,382,898	176,559,711	198,559,959
Distributable earnings (losses)	99,678,783	(4,019,469)	32,223	107,160,040	(13,562,142)	(5,963,121)
Net Assets	$455,819,316	$32,679,046	$136,552,248	$687,737,342	$163,041,230	$192,651,274

*Including:
Cost of unaffiliated investments	$315,256,271	$25,982,030	$83,856,222	$618,131,950	$160,416,496	$186,221,101
Cost of repurchase agreements	19,043,000	6,027,000	45,877,000	2,115,000	4,494,000	4,231,000

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2020 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$255,907,441	$29,611,293		$129,438,160	$305,335,148	$95,543,824	$116,077,407
Shares outstanding	8,426,446	5,447,936		129,438,160	8,562,862	2,562,944	3,296,806
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$30.37	$5.44		$1.00	$35.66	$37.28	$35.21
Maximum offering price per share (100/95.25 of net asset value)†	$31.88	$5.71	$	NA	$37.44	$39.14	$36.97
CLASS C SHARES:
Net assets	$19,809,357	$910,244		$2,272,708	$67,327,885	$5,421,905	$4,490,762
Shares outstanding	846,407	167,818		2,272,708	2,343,796	144,999	127,523
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$23.40	$5.42		$1.00	$28.73	$37.39	$35.22
CLASS Y SHARES:
Net assets	$180,102,518	$2,157,509		$4,841,380	$315,074,309	$62,075,501	$72,083,105
Shares outstanding	5,589,356	393,730		4,841,380	8,533,744	1,658,124	2,019,254
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.22	$5.48		$1.00	$36.92	$37.44	$35.70

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2020 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$3,112,885	$–	$–	$10,639,802	$1,355,735	$3,727,330
Interest	89,191	308,167	639,908	10,647	545,387	23,025
Total income	3,202,076	308,167	639,908	10,650,449	1,901,122	3,750,355
Expenses:
Investment advisory fees (Note 3)	1,273,863	44,411	201,109	2,220,451	467,582	601,297
Custodian fees	42,021	9,217	33,346	81,299	17,999	22,373
Transfer agent fees:
Class A	131,534	28,372	65,663	210,868	64,166	85,275
Class C	14,899	3,516	1,180	51,325	6,385	6,064
Class Y	67,518	2,981	2,512	217,465	10,123	68,715
Audit fees	12,925	9,400	12,338	17,625	12,925	17,038
Legal fees	6,425	432	1,817	10,993	2,324	2,972
Accounting fees (Note 3)	10,500	1,002	2,502	22,002	3,498	4,500
Reports to shareholders	15,990	2,167	2,606	38,753	5,600	9,425
Directors’ fees and expenses	33,159	3,770	10,097	55,512	13,107	16,395
Registration and filing fees	31,000	23,632	25,947	37,600	23,773	28,000
Miscellaneous	17,493	8,907	7,682	29,780	12,030	12,586
Distribution and service plan fees (Note 3):
Class A	290,264	27,636	–	389,966	119,312	120,332
Class C	107,756	4,398	–	419,984	32,145	26,480
Total expenses	2,055,347	169,841	366,799	3,803,623	790,969	1,021,452
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(9,045)	(44,142)	–	–	–
Class C	–	(3,055)	(793)	–	(1,800)	(2,190)
Class Y	–	(1,845)	(1,689)	–	–	–
Net expenses	2,055,347	155,896	320,175	3,803,623	789,169	1,019,262
Net investment income	1,146,729	152,271	319,733	6,846,826	1,111,953	2,731,093
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(13,674,408)	–	–	22,218,919	(10,648,783)	(12,491,297)
Foreign currency transactions	(72,656)	–	–	(7,670)	(143)	1,289
Net realized gain (loss)	(13,747,064)	–	–	22,211,249	(10,648,926)	(12,490,008)
Net change in unrealized appreciation (depreciation)	(31,060,763)	355,938	–	(325,798,714)	(14,616,721)	(39,005,623)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(44,807,827)	355,938	–	(303,587,465)	(25,265,647)	(51,495,631)
Net increase (decrease) in net assets resulting from operations	$(43,661,098)	$508,209	$319,733	$(296,740,639)	$(24,153,694)	$(48,764,538)

*Net of foreign taxes withheld of	$66,751	$–	$–	$168,981	$–	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2020 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,146,729	$152,271	$319,733	$6,846,826	$1,111,953	$2,731,093
Net realized gain (loss) from investments and foreign currency transactions	(13,747,064)	–	–	22,211,249	(10,648,926)	(12,490,008)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(31,060,763)	355,938	–	(325,798,714)	(14,616,721)	(39,005,623)
Net increase (decrease) in net assets resulting from operations	(43,661,098)	508,209	319,733	(296,740,639)	(24,153,694)	(48,764,538)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(156,252)	(302,956)	–	(440,969)	(866,291)
Class C	–	(1,924)	(5,118)	–	(3,623)	(14,016)
Class Y	–	(15,896)	(11,659)	–	(389,102)	(632,654)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(25,291,312)	5,098,767	(12,222,310)	(30,931,384)	(6,671,402)	(12,594,318)
Class C	(3,869,202)	89,365	41,775	(15,532,041)	(1,899,558)	(706,845)
Class Y	6,597,033	(44,870)	(72,216)	(45,345,542)	(1,130,085)	(11,710,175)
Total increase (decrease) in net assets	(66,224,579)	5,477,399	(12,252,751)	(388,549,606)	(34,688,433)	(75,288,837)
NET ASSETS:
Beginning of period	522,043,895	27,201,647	148,804,999	1,076,286,948	197,729,663	267,940,111
End of period	$455,819,316	$32,679,046	$136,552,248	$687,737,342	$163,041,230	$192,651,274

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2019

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$2,231,024	$467,830	$2,557,937	$15,015,990	$2,815,245	$4,780,206
Net realized gain (loss) from investments and foreign currency transactions	(9,745,851)	39,395	–	79,383,501	(577,310)	2,357,427
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	126,613,464	446,742	–	156,640,165	32,951,811	44,522,940
Net increase in net assets resulting from operations	119,098,637	953,967	2,557,937	251,039,656	35,189,746	51,660,573

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,602,131)	(440,990)	(2,374,095)	(34,831,005)	(2,389,176)	(4,363,796)
Class C	(1,593,755)	(10,880)	(43,064)	(9,421,517)	(112,331)	(128,913)
Class Y	(9,197,136)	(40,987)	(140,778)	(36,799,460)	(1,665,578)	(2,999,021)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(32,610,357)	(1,493,929)	(30,381,947)	(72,185,816)	(10,326,210)	5,144,241
Class C	(11,863,157)	(1,232,085)	(1,440,719)	(25,273,039)	(4,460,596)	(1,243,036)
Class Y	(48,230,751)	163,893	(3,061,642)	(77,942,209)	1,005,911	25,965,420
Total increase (decrease) in net assets	1,350	(2,101,011)	(34,884,308)	(5,413,390)	17,241,766	74,035,468
NET ASSETS:
Beginning of year	522,042,545	29,302,658	183,689,307	1,081,700,338	180,487,897	193,904,643
End of year	$522,043,895	$27,201,647	$148,804,999	$1,076,286,948	$197,729,663	$267,940,111

See Notes to Financial Statements

DAVIS SERIES, INC.	Statement of Cash Flows
For the six months ended June 30, 2020 (Unaudited)

Davis Opportunity Fund
CASH FLOW FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(43,661,098)
Adjustments to reconcile net decrease in net assets from operations to net cash from operating activities:
Purchase of investment securities	(49,402,192)
Proceeds from sales of investment securities	71,604,213
Short-term investment securities, net	(1,228,000)
Net realized loss on investment transactions	13,674,408
Net change in unrealized appreciation (depreciation) on investment transactions	31,060,763
Change in assets:
Dividends and interest	(68,668)
Decrease in other assets	9,974
Change in liabilities:
Decrease in other liabilities	(69,779)
Net cash from operating activities	21,919,621
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares sold	72,903,256
Payments on shares redeemed	(94,823,032)
Net cash from financing activities	(21,919,776)
Net decrease in cash	(155)
Cash, beginning balance	574
Cash, ending balance	$419

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2020, the value of defaulted securities amounted to $2,552,500 (cost: $7,650,174) or 1.57% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 10 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$33,100,415	$–	$–	$14,440,919	$10,149,086	$–
Consumer Discretionary	39,886,770	–	–	–	9,272,394	–
Financials	39,971,453	–	–	561,357,450	42,686,934	–
Health Care	94,137,527	–	–	–	4,957,260	–
Industrials	84,420,644	–	–	–	10,036,176	–
Information Technology	63,934,020	–	–	–	26,330,948	–
Real Estate	–	–	–	–	–	187,402,229
Preferred Stock:
Real Estate	–	–	–	–	–	570,293
Total Level 1	355,450,829	–	–	575,798,369	103,432,798	187,972,522
Level 2 – Other Significant
Observable Inputs:
Common Stock*:
Financials	10,246,572	–	–	107,623,809	12,166,720	–
Industrials	20,678,076	–	–	–	–	–
Preferred Stock:
Financials	–	–	–	–	2,171,500	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	999,269	–	–	–	–
Short-term	–	–	83,856,222	–	3,018,031	–
Corporate debt securities	–	–	–	–	22,605,164	–
Mortgage-backed securities	–	25,604,381	–	–	14,979,603	–
Short-term securities	19,043,000	6,027,000	45,877,000	2,115,000	4,494,000	4,231,000
Total Level 2	49,967,648	32,630,650	129,733,222	109,738,809	59,435,018	4,231,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,347	–	–	–	–	–
Preferred Stock:
Consumer Discretionary	13,115,061	–	–	–	–	–
Industrials	38,030,521	–	–	–	–	–
Total Level 3	51,263,929	–	–	–	–	–
Total Investments	$456,682,406	$32,630,650	$129,733,222	$685,537,178	$162,867,816	$192,203,522

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2020 for Davis Opportunity Fund was $(7,426,609). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2020
Davis Opportunity Fund
Investments in Securities:
Common Stock	$121,099	$–	$(2,752)	$–	$–	$118,347
Preferred Stock	58,569,439	–	(7,423,857)	–	–	51,145,582
Total Level 3	$58,690,538	$–	$(7,426,609)	$–	$–	$51,263,929

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	June 30, 2020	Technique	Input(s)	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,347	Discounted Cash Flow	Annualized Yield	1.266%	Decrease

Preferred Stock	16,440,886	Market Approach	Adjusted Transaction Price	$35.07	Increase

Preferred Stock	21,589,635	Market Approach	Adjusted Transaction Price	$5.00	Increase

Preferred Stock	13,115,061	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$51,263,929

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2020, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2019, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Davis	Davis
	Opportunity	Government
	Fund	Bond Fund
No Expiration
Short-term	$7,015,261	$2,711,455
Long-term	4,574,864	1,907,838
Total	$11,590,125	$4,619,293

At June 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$141,646,628	$650,352	$–	$151,418,034	$18,928,345	$29,006,124
Unrealized depreciation	(20,085,554)	(28,732)	–	(86,861,466)	(21,360,850)	(27,331,019)
Net unrealized appreciation (depreciation)	$121,561,074	$621,620	$–	$64,556,568	$(2,432,505)	$1,675,105
Aggregate cost	$335,121,332	$32,009,030	$129,733,222	$620,980,610	$165,300,321	$190,528,417

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, net operating losses, passive foreign investment company shares, partnership income, and equalization accounting for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2020 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$49,402,192	$5,967,182	$28,723,507	$4,165,811	$35,197,187
Proceeds from sales	71,604,213	–	108,562,490	9,781,137	51,820,461

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of June 30, 2020, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Government	Davis Appreciation
Money Market Fund	& Income Fund
22%	26%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2020 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$23,907	$3,687	$7,512	$54,727	$9,330	$19,371
Accounting fees paid to Adviser	10,500	1,002	2,502	22,002	3,498	4,500

Reimbursement and Waivers of Expenses - The Adviser is contractually committed to reimburse Davis Government Bond Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%) and Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class C shares, 1.80%). During the six months ended June 30, 2020, such reimbursements for Class A, Class C, and Class Y shares of Davis Government Bond Fund amounted to $9,045, $3,055, and $1,845, respectively, and Class C shares of Davis Appreciation & Income Fund and Davis Real Estate Fund amounted to $1,800 and $2,190, respectively.

The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund’s expenses such that investment income will not be less than zero until May 1, 2021. During the six months ended June 30, 2020, such reimbursements for Class A, Class C, and Class Y shares amounted to $44,142, $793, and $1,689, respectively.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Reimbursement and Waivers of Expenses - (Continued)

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield.

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2020 (Unaudited)
	Davis	Davis Government	Davis	Davis Appreciation	Davis Real
	Opportunity Fund	Bond Fund	Financial Fund	& Income Fund	Estate Fund
Distribution fees:
Class C	$80,817	$3,298	$314,988	$24,109	$19,860
Service fees:
Class A	290,264	27,636	389,966	119,312	120,332
Class C	26,939	1,100	104,996	8,036	6,620

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2020 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by the Distributor	$4,676	$66	$19,265	$2,248	$1,886
Class A commissions re-allowed to investment dealers	27,088	350	107,407	13,989	10,253
Total commissions earned on sales of Class A	$31,764	$416	$126,672	$16,237	$12,139
Class C commission advances by the Distributor	$3,801	$8	$31,242	$554	$2,529
Class C CDSCs received by the Distributor	81	–	3,881	24	577

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2020, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

	Six months ended June 30, 2020 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	238,257	–	(1,103,219)	(864,962)
Class C	31,933	–	(201,435)	(169,502)
Class Y	2,375,321	–	(1,996,181)	379,140
Value: Class A	$6,867,892	$–	$(32,159,204)	$(25,291,312)
Class C	709,437	–	(4,578,639)	(3,869,202)
Class Y	64,996,290	–	(58,399,257)	6,597,033

Davis Government Bond Fund
Shares: Class A	2,028,304	26,958	(1,116,703)	938,559
Class C	127,347	336	(111,175)	16,508
Class Y	74,049	2,895	(85,001)	(8,057)
Value: Class A	$10,994,574	$146,233	$(6,042,040)	$5,098,767
Class C	689,967	1,820	(602,422)	89,365
Class Y	404,955	15,824	(465,649)	(44,870)

Davis Government Money Market Fund
Shares: Class A	151,352,363	295,687	(163,870,360)	(12,222,310)
Class C	839,790	5,106	(803,121)	41,775
Class Y	3,052,652	11,659	(3,136,527)	(72,216)
Value: Class A	$151,352,363	$295,687	$(163,870,360)	$(12,222,310)
Class C	839,790	5,106	(803,121)	41,775
Class Y	3,052,652	11,659	(3,136,527)	(72,216)

Davis Financial Fund
Shares: Class A	498,759	–	(1,335,508)	(836,749)
Class C	119,827	–	(644,378)	(524,551)
Class Y	1,735,796	–	(2,956,468)	(1,220,672)
Value: Class A	$18,654,386	$–	$(49,585,770)	$(30,931,384)
Class C	3,672,241	–	(19,204,282)	(15,532,041)
Class Y	66,256,742	–	(111,602,284)	(45,345,542)

Davis Appreciation & Income Fund
Shares: Class A	86,931	11,891	(273,536)	(174,714)
Class C	7,225	90	(57,298)	(49,983)
Class Y	39,246	10,892	(81,546)	(31,408)
Value: Class A	$3,167,195	$409,640	$(10,248,237)	$(6,671,402)
Class C	263,868	3,246	(2,166,672)	(1,899,558)
Class Y	1,536,230	376,966	(3,043,281)	(1,130,085)

Davis Real Estate Fund
Shares: Class A	174,736	20,056	(516,355)	(321,563)
Class C	10,754	422	(31,066)	(19,890)
Class Y	469,375	16,912	(814,838)	(328,551)
Value: Class A	$6,271,292	$644,482	$(19,510,092)	$(12,594,318)
Class C	416,587	13,723	(1,137,155)	(706,845)
Class Y	17,558,587	549,153	(29,817,915)	(11,710,175)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	543,134	444,373	(2,052,290)	(1,064,783)
Class C	91,003	60,872	(634,989)	(483,114)
Class Y	843,587	254,899	(2,552,148)	(1,453,662)
Value: Class A	$17,109,333	$14,539,877	$(64,259,567)	$(32,610,357)
Class C	2,241,563	1,541,897	(15,646,617)	(11,863,157)
Class Y	27,642,805	8,837,357	(84,710,913)	(48,230,751)

Davis Government Bond Fund
Shares: Class A	3,487,721	76,643	(3,833,303)	(268,939)
Class C	50,365	1,926	(284,449)	(232,158)
Class Y	144,562	7,560	(121,441)	30,681
Value: Class A	$18,544,400	$409,910	$(20,448,239)	$(1,493,929)
Class C	268,569	10,270	(1,510,924)	(1,232,085)
Class Y	776,693	40,761	(653,561)	163,893

Davis Government Money Market Fund
Shares: Class A	186,481,333	2,313,374	(219,176,654)	(30,381,947)
Class C	497,227	42,829	(1,980,775)	(1,440,719)
Class Y	3,143,025	140,784	(6,345,451)	(3,061,642)
Value: Class A	$186,481,333	$2,313,374	$(219,176,654)	$(30,381,947)
Class C	497,227	42,829	(1,980,775)	(1,440,719)
Class Y	3,143,025	140,784	(6,345,451)	(3,061,642)

Davis Financial Fund
Shares: Class A	940,108	631,422	(3,142,958)	(1,571,428)
Class C	477,468	224,046	(1,358,905)	(657,391)
Class Y	2,295,136	648,615	(4,586,985)	(1,643,234)
Value: Class A	$44,333,544	$30,971,230	$(147,490,590)	$(72,185,816)
Class C	18,152,096	8,892,394	(52,317,529)	(25,273,039)
Class Y	111,380,974	32,904,214	(222,227,397)	(77,942,209)

Davis Appreciation & Income Fund
Shares: Class A	151,801	53,655	(465,478)	(260,022)
Class C	15,637	2,396	(130,518)	(112,485)
Class Y	78,023	38,735	(95,269)	21,489
Value: Class A	$6,093,642	$2,229,003	$(18,648,855)	$(10,326,210)
Class C	622,261	101,083	(5,183,940)	(4,460,596)
Class Y	3,174,474	1,612,931	(3,781,494)	1,005,911

Davis Real Estate Fund
Shares: Class A	614,243	78,035	(563,285)	128,993
Class C	32,460	2,910	(63,306)	(27,936)
Class Y	1,006,639	60,261	(452,454)	614,446
Value: Class A	$25,737,783	$3,353,243	$(23,946,785)	$5,144,241
Class C	1,375,578	125,281	(2,743,895)	(1,243,036)
Class Y	43,023,338	2,628,095	(19,686,013)	25,965,420

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 5 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2020, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $51,263,929 or 11.25% of the Fund’s net assets as of June 30, 2020. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2020
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.00	$1.0191

Davis Opportunity Fund	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	416,153	$27.7507	$35.07

Davis Opportunity Fund	Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	52,649	$50.9321	$35.07

Davis Opportunity Fund	Grab Holdings Inc., Series F, Pfd.	08/24/16	2,911,103	$4.8191	$5.00

Davis Opportunity Fund	Grab Holdings Inc., Series G, Pfd.	08/02/17	1,406,824	$5.5419	$5.00

Davis Opportunity Fund	Missfresh Ltd., Series E, Pfd.	08/30/18	2,487,069	$4.2843	$5.2733

NOTE 7 - SIGNIFICANT EVENT

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2020[d]	$33.47	$0.06[e]	$(3.16)	$(3.10)
Year ended December 31, 2019	$28.10	$0.12[e]	$7.01	$7.13
Year ended December 31, 2018	$37.01	$0.11[e]	$(4.91)	$(4.80)
Year ended December 31, 2017	$30.90	$0.01[e]	$7.10	$7.11
Year ended December 31, 2016	$27.45	$0.01[e]	$4.20	$4.21
Year ended December 31, 2015	$31.73	$0.01[e]	$1.59	$1.60
Davis Opportunity Fund Class C:
Six months ended June 30, 2020[d]	$25.90	$(0.05)[e]	$(2.45)	$(2.50)
Year ended December 31, 2019	$22.14	$(0.10)[e]	$5.49	$5.39
Year ended December 31, 2018	$30.36	$(0.14)[e]	$(3.97)	$(4.11)
Year ended December 31, 2017	$25.66	$(0.21)[e]	$5.87	$5.66
Year ended December 31, 2016	$23.08	$(0.18)[e]	$3.52	$3.34
Year ended December 31, 2015	$27.79	$(0.22)[e]	$1.39	$1.17
Davis Opportunity Fund Class Y:
Six months ended June 30, 2020[d]	$35.47	$0.11[e]	$(3.36)	$(3.25)
Year ended December 31, 2019	$29.70	$0.21[e]	$7.40	$7.61
Year ended December 31, 2018	$38.77	$0.21[e]	$(5.17)	$(4.96)
Year ended December 31, 2017	$32.32	$0.10[e]	$7.44	$7.54
Year ended December 31, 2016	$28.61	$0.07[e]	$4.40	$4.47
Year ended December 31, 2015	$32.77	$0.08[e]	$1.64	$1.72
Davis Government Bond Fund Class A:
Six months ended June 30, 2020[d]	$5.37	$0.03[e]	$0.07	$0.10
Year ended December 31, 2019	$5.29	$0.08[e]	$0.09	$0.17
Year ended December 31, 2018	$5.33	$0.05[e]	$(0.03)	$0.02
Year ended December 31, 2017	$5.35	$0.01[e]	$–	$0.01
Year ended December 31, 2016	$5.40	$0.01[e]	$(0.02)	$(0.01)
Year ended December 31, 2015	$5.42	$0.01[e]	$0.01	$0.02
Davis Government Bond Fund Class C:
Six months ended June 30, 2020[d]	$5.36	$0.01[e]	$0.06	$0.07
Year ended December 31, 2019	$5.28	$0.04[e]	$0.09	$0.13
Year ended December 31, 2018	$5.31	$–[e,g]	$(0.02)	$(0.02)
Year ended December 31, 2017	$5.35	$(0.03)[e]	$(0.01)	$(0.04)
Year ended December 31, 2016	$5.40	$(0.03)[e]	$(0.02)	$(0.05)
Year ended December 31, 2015	$5.42	$(0.02)[e]	$–	$(0.02)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2020[d]	$5.41	$0.04[e]	$0.07	$0.11
Year ended December 31, 2019	$5.34	$0.10[e]	$0.07	$0.17
Year ended December 31, 2018	$5.37	$0.06[e]	$(0.02)	$0.04
Year ended December 31, 2017	$5.40	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2016	$5.44	$0.03[e]	$(0.02)	$0.01
Year ended December 31, 2015	$5.47	$0.04[e]	$–	$0.04

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$30.37	(9.26)%	$255,907	0.94%[f]	0.94%[f]	0.44%[f]	11%
$(0.13)	$(1.63)	$–	$(1.76)	$33.47	25.49%	$310,954	0.93%	0.93%	0.38%	15%
$–	$(4.11)	$–	$(4.11)	$28.10	(13.50)%	$290,970	0.94%	0.94%	0.28%	44%
$(0.04)	$(0.96)	$–	$(1.00)	$37.01	23.09%	$325,410	0.95%	0.95%	0.03%	18%
$–	$(0.76)	$–	$(0.76)	$30.90	15.26%	$277,040	0.95%	0.95%	0.03%	61%
$–	$(5.88)	$–	$(5.88)	$27.45	4.91%	$267,348	0.96%	0.96%	0.02%	39%

$–	$–	$–	$–	$23.40	(9.65)%	$19,809	1.76%[f]	1.76%[f]	(0.38)%[f]	11%
$–	$(1.63)	$–	$(1.63)	$25.90	24.49%	$26,309	1.74%	1.74%	(0.43)%	15%
$–	$(4.11)	$–	$(4.11)	$22.14	(14.19)%	$33,186	1.71%	1.71%	(0.49)%	44%
$–	$(0.96)	$–	$(0.96)	$30.36	22.16%	$99,190	1.73%	1.73%	(0.75)%	18%
$–	$(0.76)	$–	$(0.76)	$25.66	14.38%	$106,562	1.75%	1.74%	(0.76)%	61%
$–	$(5.88)	$–	$(5.88)	$23.08	4.05%	$102,653	1.75%	1.75%	(0.77)%	39%

$–	$–	$–	$–	$32.22	(9.16)%	$180,103	0.70%[f]	0.70%[f]	0.68%[f]	11%
$(0.21)	$(1.63)	$–	$(1.84)	$35.47	25.76%	$184,781	0.70%	0.70%	0.61%	15%
$–	$(4.11)	$–	$(4.11)	$29.70	(13.30)%	$197,887	0.69%	0.69%	0.53%	44%
$(0.13)	$(0.96)	$–	$(1.09)	$38.77	23.42%	$250,973	0.70%	0.70%	0.28%	18%
$–	$(0.76)	$–	$(0.76)	$32.32	15.55%	$220,325	0.71%	0.70%	0.28%	61%
$–	$(5.88)	$–	$(5.88)	$28.61	5.12%	$166,721	0.73%	0.73%	0.25%	39%

$(0.03)	$–	$–	$(0.03)	$5.44	1.91%	$29,611	1.12%[f]	1.05%[f]	1.03%[f]	–%
$(0.09)	$–	$–	$(0.09)	$5.37	3.23%	$24,216	1.09%	1.05%	1.59%	13%
$(0.06)	$–	$–	$(0.06)	$5.29	0.42%	$25,297	1.13%	1.12%	0.91%	28%
$(0.03)	$–	$–	$(0.03)	$5.33	0.21%	$24,178	1.14%	1.14%	0.24%	7%
$(0.04)	$–	$–	$(0.04)	$5.35	(0.26)%	$29,442	1.03%	0.97%	0.26%	65%
$(0.04)	$–	$–	$(0.04)	$5.40	0.38%	$30,733	1.05%	1.05%	0.25%	25%

$(0.01)	$–	$–	$(0.01)	$5.42	1.35%	$910	2.49%[f]	1.80%[f]	0.28%[f]	–%
$(0.05)	$–	$–	$(0.05)	$5.36	2.47%	$811	2.31%	1.80%	0.84%	13%
$(0.01)	$–	$–	$(0.01)	$5.28	(0.32)%	$2,026	1.98%	1.97%	0.06%	28%
$–	$–	$–	$–	$5.31	(0.75)%	$5,126	1.91%	1.91%	(0.53)%	7%
$–	$–	$–	$–	$5.35	(0.93)%	$9,294	1.81%	1.75%	(0.52)%	65%
$–[g]	$–	$–	$–[g]	$5.40	(0.29)%	$13,193	1.75%	1.75%	(0.45)%	25%

$(0.04)	$–	$–	$(0.04)	$5.48	2.03%	$2,158	0.97%[f]	0.80%[f]	1.28%[f]	–%
$(0.10)	$–	$–	$(0.10)	$5.41	3.29%	$2,175	0.93%	0.80%	1.84%	13%
$(0.07)	$–	$–	$(0.07)	$5.34	0.83%	$1,980	0.94%	0.91%	1.12%	28%
$(0.04)	$–	$–	$(0.04)	$5.37	0.27%	$2,493	0.91%	0.91%	0.47%	7%
$(0.05)	$–	$–	$(0.05)	$5.40	0.20%	$3,656	0.71%	0.65%	0.58%	65%
$(0.07)	$–	$–	$(0.07)	$5.44	0.68%	$14,180	0.57%	0.57%	0.73%	25%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Money Market Fund Class A, C, and Y:
Six months ended June 30, 2020[d]	$1.000	$0.002	$–	$0.002
Year ended December 31, 2019	$1.000	$0.017	$–	$0.017
Year ended December 31, 2018	$1.000	$0.013	$–	$0.013
Year ended December 31, 2017	$1.000	$0.004	$–	$0.004
Year ended December 31, 2016	$1.000	$0.001	$–	$0.001
Year ended December 31, 2015	$1.000	$0.001	$–	$0.001
Davis Financial Fund Class A:
Six months ended June 30, 2020[d]	$49.35	$0.33[e]	$(14.02)	$(13.69)
Year ended December 31, 2019	$42.20	$0.64[e]	$10.44	$11.08
Year ended December 31, 2018	$51.94	$0.54[e]	$(6.51)	$(5.97)
Year ended December 31, 2017	$44.57	$0.21[e]	$8.37	$8.58
Year ended December 31, 2016	$39.39	$0.29[e]	$5.64	$5.93
Year ended December 31, 2015	$39.59	$0.23[e]	$0.46	$0.69
Davis Financial Fund Class C:
Six months ended June 30, 2020[d]	$39.91	$0.14[e]	$(11.32)	$(11.18)
Year ended December 31, 2019	$34.67	$0.23[e]	$8.51	$8.74
Year ended December 31, 2018	$43.27	$0.12[e]	$(5.37)	$(5.25)
Year ended December 31, 2017	$37.44	$(0.13)[e]	$7.00	$6.87
Year ended December 31, 2016	$33.22	$(0.04)[e]	$4.72	$4.68
Year ended December 31, 2015	$33.63	$(0.11)[e]	$0.40	$0.29
Davis Financial Fund Class Y:
Six months ended June 30, 2020[d]	$51.04	$0.38[e]	$(14.50)	$(14.12)
Year ended December 31, 2019	$43.56	$0.78[e]	$10.76	$11.54
Year ended December 31, 2018	$53.50	$0.68[e]	$(6.71)	$(6.03)
Year ended December 31, 2017	$45.88	$0.34[e]	$8.62	$8.96
Year ended December 31, 2016	$40.52	$0.37[e]	$5.83	$6.20
Year ended December 31, 2015	$40.70	$0.29[e]	$0.49	$0.78
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2020[d]	$42.70	$0.23[e]	$(5.48)	$(5.25)
Year ended December 31, 2019	$36.23	$0.56[e]	$6.78	$7.34
Year ended December 31, 2018	$39.80	$0.42[e]	$(3.59)	$(3.17)
Year ended December 31, 2017	$34.51	$0.35[e]	$5.27	$5.62
Year ended December 31, 2016	$31.96	$0.32[e]	$2.61	$2.93
Year ended December 31, 2015	$36.02	$0.38[e]	$(4.06)	$(3.68)
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2020[d]	$42.82	$0.08[e]	$(5.49)	$(5.41)
Year ended December 31, 2019	$36.34	$0.25[e]	$6.78	$7.03
Year ended December 31, 2018	$39.94	$0.15[e]	$(3.63)	$(3.48)
Year ended December 31, 2017	$34.64	$0.10[e]	$5.26	$5.36
Year ended December 31, 2016	$32.08	$0.04[e]	$2.63	$2.67
Year ended December 31, 2015	$36.15	$0.08[e]	$(4.07)	$(3.99)
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2020[d]	$42.89	$0.30[e]	$(5.52)	$(5.22)
Year ended December 31, 2019	$36.39	$0.69[e]	$6.81	$7.50
Year ended December 31, 2018	$39.98	$0.56[e]	$(3.62)	$(3.06)
Year ended December 31, 2017	$34.66	$0.48[e]	$5.30	$5.78
Year ended December 31, 2016	$32.10	$0.38[e]	$2.63	$3.01
Year ended December 31, 2015	$36.18	$0.45[e]	$(4.08)	$(3.63)

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$136,552	0.55%[f]	0.48%[f]	0.48%[f]	NA
$(0.017)	$–	$–	$(0.017)	$1.000	1.74%	$148,805	0.53%	0.53%	1.74%	NA
$(0.013)	$–	$–	$(0.013)	$1.000	1.30%	$183,689	0.58%[h]	0.58%[h]	1.27%	NA
$(0.004)	$–	$–	$(0.004)	$1.000	0.35%	$212,755	0.62%[h]	0.60%[h]	0.34%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$262,793	0.70%	0.38%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.06%	$225,151	0.70%	0.10%	0.06%	NA

$–	$–	$–	$–	$35.66	(27.74)%	$305,335	0.96%[f]	0.96%[f]	1.68%[f]	4%
$(0.68)	$(3.25)	$–	$(3.93)	$49.35	26.31%	$463,892	0.94%	0.94%	1.37%	6%
$(0.51)	$(3.26)	$–	$(3.77)	$42.20	(11.78)%	$463,024	0.94%	0.94%	1.04%	18%
$(0.17)	$(1.04)	$–	$(1.21)	$51.94	19.27%	$626,153	0.98%	0.98%	0.43%	7%
$(0.29)	$(0.46)	$–	$(0.75)	$44.57	15.04%	$508,457	0.92%	0.92%	0.72%	17%
$(0.19)	$(0.70)	$–	$(0.89)	$39.39	1.74%	$609,519	0.86%	0.86%	0.58%	5%

$–	$–	$–	$–	$28.73	(28.01)%	$67,328	1.74%[f]	1.74%[f]	0.90%[f]	4%
$(0.25)	$(3.25)	$–	$(3.50)	$39.91	25.27%	$114,489	1.72%	1.72%	0.59%	6%
$(0.09)	$(3.26)	$–	$(3.35)	$34.67	(12.43)%	$122,240	1.70%	1.70%	0.28%	18%
$–	$(1.04)	$–	$(1.04)	$43.27	18.38%	$177,326	1.73%	1.73%	(0.32)%	7%
$–	$(0.46)	$–	$(0.46)	$37.44	14.08%	$140,605	1.74%	1.74%	(0.10)%	17%
$–	$(0.70)	$–	$(0.70)	$33.22	0.86%	$110,457	1.75%	1.75%	(0.31)%	5%

$–	$–	$–	$–	$36.92	(27.66)%	$315,074	0.74%[f]	0.74%[f]	1.90%[f]	4%
$(0.81)	$(3.25)	$–	$(4.06)	$51.04	26.54%	$497,906	0.72%	0.72%	1.59%	6%
$(0.65)	$(3.26)	$–	$(3.91)	$43.56	(11.55)%	$496,436	0.70%	0.70%	1.28%	18%
$(0.30)	$(1.04)	$–	$(1.34)	$53.50	19.56%	$570,816	0.72%	0.72%	0.69%	7%
$(0.38)	$(0.46)	$–	$(0.84)	$45.88	15.27%	$331,889	0.72%	0.72%	0.92%	17%
$(0.26)	$(0.70)	$–	$(0.96)	$40.52	1.91%	$192,596	0.71%	0.71%	0.73%	5%

$(0.17)	$–	$–	$(0.17)	$37.28	(12.26)%	$95,544	1.02%[f]	1.02%[f]	1.22%[f]	2%
$(0.78)	$(0.09)	$–	$(0.87)	$42.70	20.33%	$116,911	1.01%	1.01%	1.41%	17%
$(0.40)	$–	$–	$(0.40)	$36.23	(8.02)%	$108,613	1.01%	1.01%	1.07%	54%
$(0.33)	$–	$–	$(0.33)	$39.80	16.35%	$97,806	1.02%	1.02%	0.97%	19%
$(0.38)	$–	$–	$(0.38)	$34.51	9.20%	$95,709	0.91%	0.90%	0.98%	109%[i]
$(0.38)	$–	$–	$(0.38)	$31.96	(10.27)%	$172,111	0.87%	0.87%	1.08%	32%

$(0.02)	$–	$–	$(0.02)	$37.39	(12.62)%	$5,422	1.86%[f]	1.80%[f]	0.44%[f]	2%
$(0.46)	$(0.09)	$–	$(0.55)	$42.82	19.38%	$8,349	1.81%	1.80%	0.62%	17%
$(0.12)	$–	$–	$(0.12)	$36.34	(8.72)%	$11,172	1.76%	1.76%	0.32%	54%
$(0.06)	$–	$–	$(0.06)	$39.94	15.48%	$34,668	1.76%	1.76%	0.23%	19%
$(0.11)	$–	$–	$(0.11)	$34.64	8.33%	$50,316	1.75%	1.74%	0.14%	109%[i]
$(0.08)	$–	$–	$(0.08)	$32.08	(11.04)%	$70,140	1.72%	1.72%	0.23%	32%

$(0.23)	$–	$–	$(0.23)	$37.44	(12.12)%	$62,076	0.69%[f]	0.69%[f]	1.55%[f]	2%
$(0.91)	$(0.09)	$–	$(1.00)	$42.89	20.72%	$72,470	0.69%	0.69%	1.73%	17%
$(0.53)	$–	$–	$(0.53)	$36.39	(7.72)%	$60,702	0.68%	0.68%	1.40%	54%
$(0.46)	$–	$–	$(0.46)	$39.98	16.75%	$68,974	0.69%	0.69%	1.30%	19%
$(0.45)	$–	$–	$(0.45)	$34.66	9.44%	$61,950	0.70%	0.69%	1.19%	109%[i]
$(0.45)	$–	$–	$(0.45)	$32.10	(10.11)%	$61,583	0.68%	0.68%	1.27%	32%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2020[d]	$43.59	$0.46[e]	$(8.58)	$(8.12)
Year ended December 31, 2019	$35.75	$0.78[e]	$8.27	$9.05
Year ended December 31, 2018	$39.70	$0.81[e]	$(2.60)	$(1.79)
Year ended December 31, 2017	$38.82	$0.58[e]	$2.62	$3.20
Year ended December 31, 2016	$35.96	$0.43[e]	$3.06	$3.49
Year ended December 31, 2015	$35.79	$0.37[e]	$0.23	$0.60
Davis Real Estate Fund Class C:
Six months ended June 30, 2020[d]	$43.57	$0.30[e]	$(8.54)	$(8.24)
Year ended December 31, 2019	$35.75	$0.45[e]	$8.24	$8.69
Year ended December 31, 2018	$39.69	$0.48[e]	$(2.59)	$(2.11)
Year ended December 31, 2017	$38.81	$0.28[e]	$2.58	$2.86
Year ended December 31, 2016	$35.97	$0.06[e]	$3.07	$3.13
Year ended December 31, 2015	$35.79	$0.04[e]	$0.25	$0.29
Davis Real Estate Fund Class Y:
Six months ended June 30, 2020[d]	$44.21	$0.50[e]	$(8.72)	$(8.22)
Year ended December 31, 2019	$36.27	$0.88[e]	$8.39	$9.27
Year ended December 31, 2018	$40.25	$0.91[e]	$(2.63)	$(1.72)
Year ended December 31, 2017	$39.33	$0.66[e]	$2.68	$3.34
Year ended December 31, 2016	$36.44	$0.43[e]	$3.17	$3.60
Year ended December 31, 2015	$36.26	$0.42[e]	$0.26	$0.68

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

[e]	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.26)	$–	$–	$(0.26)	$35.21	(18.57)%	$116,077	0.97%[f]	0.97%[f]	2.46%[f]	16%
$(0.52)	$(0.69)	$–	$(1.21)	$43.59	25.39%	$157,718	0.98%	0.98%	1.84%	18%
$(0.86)	$(1.30)	$–	$(2.16)	$35.75	(4.52)%	$124,763	0.97%	0.97%	2.09%	44%
$(0.37)	$(1.95)	$–	$(2.32)	$39.70	8.30%	$138,113	0.97%	0.97%	1.46%	23%
$(0.63)	$–	$–	$(0.63)	$38.82	9.71%	$152,733	0.93%	0.92%	1.08%	53%
$(0.43)	$–	$–	$(0.43)	$35.96	1.69%	$176,995	0.94%	0.94%	1.01%	93%

$(0.11)	$–	$–	$(0.11)	$35.22	(18.90)%	$4,491	1.88%[f]	1.80%[f]	1.63%[f]	16%
$(0.18)	$(0.69)	$–	$(0.87)	$43.57	24.33%	$6,422	1.82%	1.80%	1.02%	18%
$(0.53)	$(1.30)	$–	$(1.83)	$35.75	(5.30)%	$6,268	1.83%	1.83%	1.23%	44%
$(0.03)	$(1.95)	$–	$(1.98)	$39.69	7.40%	$16,209	1.81%	1.81%	0.62%	23%
$(0.29)	$–	$–	$(0.29)	$38.81	8.71%	$22,288	1.82%	1.81%	0.19%	53%
$(0.11)	$–	$–	$(0.11)	$35.97	0.83%	$23,940	1.81%	1.81%	0.14%	93%

$(0.29)	$–	$–	$(0.29)	$35.70	(18.56)%	$72,083	0.82%[f]	0.82%[f]	2.61%[f]	16%
$(0.64)	$(0.69)	$–	$(1.33)	$44.21	25.69%	$103,800	0.77%	0.77%	2.05%	18%
$(0.96)	$(1.30)	$–	$(2.26)	$36.27	(4.27)%	$62,874	0.74%	0.74%	2.32%	44%
$(0.47)	$(1.95)	$–	$(2.42)	$40.25	8.57%	$48,532	0.73%	0.73%	1.70%	23%
$(0.71)	$–	$–	$(0.71)	$39.33	9.90%	$44,330	0.73%	0.72%	1.28%	53%
$(0.50)	$–	$–	$(0.50)	$36.44	1.92%	$39,148	0.74%	0.74%	1.21%	93%

[f]	Annualized.

[g]	Less than $0.005 per share.

[h]
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2018 would have both been 0.49%, and for the year ended December 31, 2017 would have been 0.55% and 0.52%, respectively.

[i]	As a result of the change in portfolio management on July 1, 2016, portfolio turnover was unusually high.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2020. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, Standard & Poor’s 500® Index (“S&P 500®”), over the since inception time period and underperformed over the one-, three-, five-, and ten-year time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-, three-, and five-year time periods; underperformed both over the one-year time period; outperformed the Performance Universe Average over the four- and ten-year time periods; and underperformed the Lipper Index over the four- and ten-year time periods; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 25 rolling five-year time periods and the Lipper Financial Services category in 16 out of 25 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2019. The Fund outperformed the S&P 500® in 11 out of 20 rolling-ten year time periods and the Lipper Financial Services category in 14 out of 20 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2019.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Financial Fund – (Continued)
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge.
Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund Class A shares outperformed its benchmark, the Standard & Poor’s 1500® Index (“S&P 1500®”), over the since inception time period and underperformed over the one-, three-, five-, and ten-year time periods, all periods ended February 29, 2020. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and the Lipper Index over the five-year time period; underperformed both over the one-, two-, three-, and four-year time periods; and outperformed the Performance Universe Average while underperforming the Lipper Index over the ten-year time period; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 17 rolling five-year time periods and the Lipper Multi-Cap Core category in 11 out of 17 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2019. The Fund outperformed the S&P 1500® in 5 out of 12 rolling ten-year time periods and the Lipper Multi-Cap Core category in 9 out of 12 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2019.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge.
Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund Class A shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”), over the three- and five-year time periods and underperformed over the one-, ten-year, and since inception time periods, all periods ended February 29, 2020.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-, three-, four-, and five-year time periods; and underperformed both over the one- and ten-year time periods; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire Index and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire Index in 5 out of 22 rolling five-year time periods and the Lipper Real Estate category in 7 out of 22 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2019. The Fund underperformed the Wilshire Index and the Lipper Real Estate category in all but one of the 17 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2019. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire Index, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class C shares through May 1, 2021.
Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 29, 2020.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Appreciation & Income Fund – (Continued)

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, five-, and ten-year time periods; outperformed the Performance Universe Average over the four-year time period; and underperformed the Lipper Index over the four-year time period; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 24 rolling five-year time periods and outperformed the Lipper MATG category in 12 out of 24 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2019. The Fund outperformed the S&P 500® in 7 out of 19 rolling ten-year time periods and outperformed the Lipper MATG category in 11 out of 19 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2019.
The Independent Directors considered Davis Appreciation & Income Fund’s management fee and total expense ratio. They observed that both were reasonable. The management fee was below the average and the same as the median while the total expense ratio was below the average and median of its expense group, as determined by Broadridge.
Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (“Bloomberg Index”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average over the one-year time period; underperformed the Lipper Index over the one-year time period; and underperformed both over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 22 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 6 out of 22 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2019. The Fund underperformed the Bloomberg Index in all 17 rolling ten-year time periods and outperformed the Lipper Short U.S. Government category in 3 out of 17 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2019.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fees were reasonable and lower than the average and median of its expense group, as determined by Broadridge. The total expense ratio was higher than both the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2021.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A returns were in line with the Morningstar U.S. Money Market - Taxable Funds Category for the one-, three-, five‑, and ten-year time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, five-, and ten-year time periods; outperformed the Performance Universe Average over the two-, three-, and four-year time periods; and underperformed the Lipper Index over the two-, three-, and four-year time periods, all periods ended December 31, 2019.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Government Money Market Fund – (Continued)

The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 27 rolling five-year time periods, and outperformed the Morningstar category in 17 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2019. The Fund outperformed the Lipper category in 17 out of 22 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2019.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. The contractual management fee was lower than the average and the median of its expense group, however the actual management fee was higher than the average and the median of its expense group (on account of fee waivers). The Fund’s total expense ratio was lower than the average and the median of its expense group. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2021.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds’ liquidity risk based on a variety of factors including the Funds’ (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds’ net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds’ investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Funds’ Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from the inception of the LRMP through March 31, 2020. The report concluded that the LRMP has been implemented and is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 28, 2020

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 28, 2020